Financial Instruments and Related Risk Management (Summary of Maturity Analysis of Financial Liabilities and Gross Settled Derivative Contracts) (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Payables and accrued charges	$ 9,309	$ 9,118
Short-term debt	873	1,534
Long-term debt, including current portion	9,863	9,918
Lease liabilities, including current portion	(1,497)
Bonds Issued Undiscounted Cash Flows	15,477
Carrying Amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Payables and accrued charges	8,763
Carrying amount of liability	20,900
Short-term debt	873
Long-term debt, including current portion	9,966
Lease liabilities, including current portion	1,290
Derivatives	8
Gross Carrying amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Carrying amount of liability	26,618
Long-term debt, including current portion	9,685	$ 9,725
Lease liabilities, including current portion	(1,497)
Bank Borrowings Undiscounted Cash Flows	873
Payables and accrued charges, contractual cash flows	8,763
Derivatives	8
Bonds Issued Undiscounted Cash Flows	15,477
Not later than one year [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Lease liabilities, including current portion	(395)
Bank Borrowings Undiscounted Cash Flows	873
Payables and accrued charges, contractual cash flows	8,763
Bonds Issued Undiscounted Cash Flows	995
Not later than one year [Member] | Gross Carrying amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Carrying amount of liability	11,034
Lease liabilities, including current portion	(395)
Derivatives	8
Later than one year and not later than three years [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Lease liabilities, including current portion	469
Bank Borrowings Undiscounted Cash Flows	0
Payables and accrued charges, contractual cash flows	0
Bonds Issued Undiscounted Cash Flows	2,503
Later than one year and not later than three years [Member] | Gross Carrying amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Carrying amount of liability	2,972
Lease liabilities, including current portion	469
Derivatives	0
Later than three years and not later than five years [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Lease liabilities, including current portion	239
Bank Borrowings Undiscounted Cash Flows	0
Payables and accrued charges, contractual cash flows	0
Bonds Issued Undiscounted Cash Flows	1,949
Later than three years and not later than five years [Member] | Gross Carrying amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Carrying amount of liability	2,188
Lease liabilities, including current portion	239
Derivatives	0
Over 5 years [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Lease liabilities, including current portion	394
Bank Borrowings Undiscounted Cash Flows	0
Payables and accrued charges, contractual cash flows	0
Bonds Issued Undiscounted Cash Flows	10,030
Over 5 years [Member] | Gross Carrying amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Carrying amount of liability	10,424
Lease liabilities, including current portion	394
Derivatives	$ 0